Commitments and Contingencies - Schedule of Total Future Minimum Capital Commitment Contracted (Details)	Mar. 31, 2025 USD ($)
Schedule of Total Future Minimum Capital Commitment Contracted [Abstract]
2026	$ 6,143,673
2027	1,626,434
2028
2029	94,804
2030
Thereafter	189,607
Total future minimum capital commitment contracted	$ 8,054,518